Document And Entity Information	May 03, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2023
Entity Registrant Name	SPIRIT REALTY CAPITAL, INC.
Entity Central Index Key	0001308606
Entity Emerging Growth Company	false
Securities Act File Number	001-36004
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	20-1676382
Entity Address, Address Line One	2727 North Harwood Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(972)
Local Phone Number	476-1900
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.05 par value per share
Trading Symbol	SRC
Security Exchange Name	NYSE
Six Percentage Series A Cumulative Redeemable Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	6.000% Series A Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	SRC-A
Security Exchange Name	NYSE